Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - beginning of year	$ 10,143	$ 6,971
Increases related to current year tax positions	3,759	3,129
Increases related to prior year tax positions	0	43
Gross unrecognized tax benefits - end of year	$ 13,902	$ 10,143